PROPERTY, PLANT AND EQUIPMENT, AT FAIR VALUE - Continuity (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	$ 50,951	$ 48,205
Additions, net		(261)
Additions, net	459
Transfer from construction work-in-progress	1,941	2,172
Disposals	(35)	(97)
Transfer to assets held for sale		677
Acquisitions through business combinations	5,157	1,913
Items recognized through OCI:
Change in fair value	(107)	3,315
Foreign exchange	2,735	(1,996)
Items recognized through net income:
Change in fair value	(160)	(40)
Depreciation	(1,852)	(1,583)
Ending balance	59,089	50,951
Reconciliation of changes in construction in progress [Abstract]
Construction in progress, beginning balance	3,332	1,227
Additions	2,704	2,696
Transfer to property, plant and equipment	(1,941)	(2,172)
Acquisitions through business combinations	795	1,174
Transfer to assets held for sale		8
Items recognized through OCI:
Change in fair value	20	430
Foreign exchange	63	(15)
Items recognized through net income:
Change in fair value	(57)
Construction in progress, ending balance	4,916	3,332
Total property, plant and equipment, at fair value	64,005	54,283
Fair value changes to decommissioning assets	0	255
Hydroelectric
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	31,168	31,513
Additions, net		5
Additions, net	5
Transfer from construction work-in-progress	154	183
Disposals	0	(97)
Transfer to assets held for sale		677
Acquisitions through business combinations	0	0
Items recognized through OCI:
Change in fair value	(466)	2,490
Foreign exchange	2,435	(1,634)
Items recognized through net income:
Change in fair value	(7)	(2)
Depreciation	(643)	(613)
Ending balance	32,646	31,168
Reconciliation of changes in construction in progress [Abstract]
Construction in progress, beginning balance	299	278
Additions	159	209
Transfer to property, plant and equipment	(154)	(183)
Acquisitions through business combinations	0	0
Transfer to assets held for sale		8
Items recognized through OCI:
Change in fair value	0	0
Foreign exchange	(3)	3
Items recognized through net income:
Change in fair value	(1)
Construction in progress, ending balance	300	299
Total property, plant and equipment, at fair value	32,946	31,467
Right-of-use assets, not subject to revaluation	60	64
Wind
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	11,302	9,115
Additions, net		(194)
Additions, net	60
Transfer from construction work-in-progress	934	911
Disposals	0	0
Transfer to assets held for sale		0
Acquisitions through business combinations	3,177	1,418
Items recognized through OCI:
Change in fair value	367	779
Foreign exchange	113	(178)
Items recognized through net income:
Change in fair value	(13)	8
Depreciation	(716)	(557)
Ending balance	15,224	11,302
Reconciliation of changes in construction in progress [Abstract]
Construction in progress, beginning balance	1,132	295
Additions	1,026	1,155
Transfer to property, plant and equipment	(934)	(911)
Acquisitions through business combinations	449	347
Transfer to assets held for sale		0
Items recognized through OCI:
Change in fair value	(60)	269
Foreign exchange	28	(23)
Items recognized through net income:
Change in fair value	(24)
Construction in progress, ending balance	1,617	1,132
Total property, plant and equipment, at fair value	16,841	12,434
Right-of-use assets, not subject to revaluation	284	242
Solar
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	8,239	7,389
Additions, net		(65)
Additions, net	394
Transfer from construction work-in-progress	851	1,071
Disposals	(30)	0
Transfer to assets held for sale		0
Acquisitions through business combinations	1,980	495
Items recognized through OCI:
Change in fair value	28	(31)
Foreign exchange	178	(191)
Items recognized through net income:
Change in fair value	(164)	(44)
Depreciation	(454)	(385)
Ending balance	11,022	8,239
Reconciliation of changes in construction in progress [Abstract]
Construction in progress, beginning balance	1,897	649
Additions	1,509	1,325
Transfer to property, plant and equipment	(851)	(1,071)
Acquisitions through business combinations	346	827
Transfer to assets held for sale		0
Items recognized through OCI:
Change in fair value	80	161
Foreign exchange	38	6
Items recognized through net income:
Change in fair value	(32)
Construction in progress, ending balance	2,987	1,897
Total property, plant and equipment, at fair value	14,009	10,136
Right-of-use assets, not subject to revaluation	385	215
Other
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	242	188
Additions, net		(7)
Additions, net	0
Transfer from construction work-in-progress	2	7
Disposals	(5)	0
Transfer to assets held for sale		0
Acquisitions through business combinations	0	0
Items recognized through OCI:
Change in fair value	(36)	77
Foreign exchange	9	7
Items recognized through net income:
Change in fair value	24	(2)
Depreciation	(39)	(28)
Ending balance	197	242
Reconciliation of changes in construction in progress [Abstract]
Construction in progress, beginning balance	4	5
Additions	10	7
Transfer to property, plant and equipment	(2)	(7)
Acquisitions through business combinations	0	0
Transfer to assets held for sale		0
Items recognized through OCI:
Change in fair value	0	0
Foreign exchange	0	(1)
Items recognized through net income:
Change in fair value	0
Construction in progress, ending balance	12	4
Total property, plant and equipment, at fair value	209	246
Right-of-use assets, not subject to revaluation	$ 0	$ 0